PUTNAM CAPITAL SPECTRUM FUND
Fund summaries PUtNAM CAPitAL SPeCtRUM FUND
Goal
Putnam Capital Spectrum Fund seeks total return.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 23 of the fund's prospectus and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM CAPITAL SPECTRUM FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM CAPITAL SPECTRUM FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total annual fund operating expenses		1.29%	2.04%	2.04%	1.79%	1.54%	1.04%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM CAPITAL SPECTRUM FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	699	707	307	526	157	106
3 years	960	940	640	894	486	331
5 years	1,242	1,298	1,098	1,286	839	574
10 years	2,042	2,176	2,369	2,382	1,834	1,271

Expense Example, No Redemption PUTNAM CAPITAL SPECTRUM FUND (USD $)	Class B	Class C
1 year	207	207
3 years	640	640
5 years	1,098	1,098
10 years	2,176	2,369

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate in the most recent fiscal year was 48%.
Investments
We invest a majority of the fund's assets in equity and fixed-income securities, including floating and fixed rate bank loans and both growth and value stocks, of leveraged U.S. companies of any size that we believe have favorable investment potential. These companies employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and their fixed income securities are often rated below- investment-grade (sometimes referred to as "junk bonds"). We may also invest in fixed income securities of other issuers, in securitized debt instruments (such as mortgage- and asset-backed securities) and in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks and bonds in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the value of the fund's investments is likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund's investments), which may be considered speculative. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund's investments may default on payment of interest or principal. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Mortgage- and other asset-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our focus on leveraged companies and the fund's "non-diversified" status, which means that the fund has the ability to invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/13	12.03%
Best calendar quarter Q1 2012	14.90%
Worst calendar quarter Q3 2011	-16.17%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns PUTNAM CAPITAL SPECTRUM FUND	1 year	Since Inception	Inception Date
Class A	16.99%	20.30%	May 18, 2009
Class A after taxes on distributions	15.92%	18.97%	May 18, 2009
Class A after taxes on distributions and sale of fund shares	11.27%	17.02%	May 18, 2009
Class B	18.26%	20.88%	May 18, 2009
Class C	22.24%	21.37%	May 18, 2009
Class M	19.18%	20.47%	May 18, 2009
Class R	23.88%	21.99%	May 18, 2009
Class Y	24.44%	22.59%	May 18, 2009
Putnam Capital Spectrum Blended Index (no deduction for fees, expenses or taxes)	16.04%	17.60%	May 18, 2009

The Putnam Capital Spectrum Blended Index is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the S&P 500 Index and 50% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.